Condensed Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 583,196	$ 1,005,831
Prepaid expenses	103,668	65,714
Total Current Assets	686,864	1,071,545
Security deposit	38,000	38,000
Right of use asset	266,640
Marketable securities held in Trust Account	305,037,224	304,283,025
Total Assets	306,028,728	305,392,570
Current liabilities
Accounts payable and accrued expenses	195,161	19,781
Operating lease liability	217,013
Total Current Liabilities	412,174	19,781
Operating lease liability, net of current portion	64,505
Deferred underwriting fees payable	11,280,000	11,280,000
Total Liabilities	11,756,679	11,299,781
Commitments (Note 7)
Ordinary shares subject to possible redemption, 28,449,516 and 28,502,357 shares at redemption value as of March 31, 2020 and December 31, 2019, respectively	289,272,046	289,092,780
Shareholders' Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized, none issued and outstanding
Additional paid in capital	887,694	1,066,965
Retained earnings	4,111,404	3,932,144
Total Shareholders' Equity	5,000,003	5,000,009
Total Liabilities and Shareholders' Equity	306,028,728	305,392,570
Class A ordinary shares
Shareholders' Equity
Ordinary shares, value	155	150
Total Shareholders' Equity	155	150
Class B ordinary shares
Shareholders' Equity
Ordinary shares, value	750	750
Total Shareholders' Equity	$ 750	$ 750